10-Q INTANGIBLE ASSETS AND GOODWILL - Intangible Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	$ 23,664,259	$ 23,514,259	$ 0
Accumulated amortization	(907,267)	(338,958)	0
Intangible assets, net	22,756,992	23,175,301	0
Accumulated amortization	$ 907,267	$ 338,958	0
Developed technologies
Finite-Lived Intangible Assets [Line Items]
Estimated Economic Life	10 years	10 years
Intangible assets gross	$ 19,382,401	$ 18,882,401	0
Accumulated amortization	(691,042)	(231,920)	0
Accumulated amortization	$ 691,042	$ 231,920	0
Lease intangible
Finite-Lived Intangible Assets [Line Items]
Estimated Economic Life	30 years	30 years
Intangible assets gross	$ 3,621,488	$ 3,621,488
Accumulated amortization	(30,325)	0
Accumulated amortization	$ 30,325	$ 0
License agreements
Finite-Lived Intangible Assets [Line Items]
Estimated Economic Life	10 years	10 years
Intangible assets gross	$ 510,752	$ 510,752	0
Accumulated amortization	(60,981)	(20,625)	0
Accumulated amortization	$ 60,981	$ 20,625	0
In-process research and development
Finite-Lived Intangible Assets [Line Items]
Estimated Economic Life	10 years	10 years
Intangible assets gross	$ 0	$ 350,000
Accumulated amortization	0	(2,991)	0
Accumulated amortization	$ 0	$ 2,991	0
Customer agreements
Finite-Lived Intangible Assets [Line Items]
Estimated Economic Life	1 year	1 year
Intangible assets gross	$ 122,885	$ 122,885	0
Accumulated amortization	(122,613)	(81,923)	0
Accumulated amortization	$ 122,613	$ 81,923	0
Distribution agreements
Finite-Lived Intangible Assets [Line Items]
Estimated Economic Life	8 years	8 years
Intangible assets gross	$ 19,733	$ 19,733	0
Accumulated amortization	(2,130)	(1,499)	0
Accumulated amortization	$ 2,130	$ 1,499	0
Trademarks
Finite-Lived Intangible Assets [Line Items]
Estimated Economic Life	10 years	10 years
Intangible assets gross	$ 7,000	$ 7,000
Accumulated amortization	(176)	0
Accumulated amortization	$ 176	$ 0